Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2018
Text block [abstract]
Disclosure of Detailed Information About Employee Benefits

Details of the employee benefits are as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Salaries and wages	2,876	2,451	5,505	4,182
WBSO subsidy	(733)	(953)	(1,900)	(2,005)
Social security premiums	198	146	449	293
Health insurance	69	36	188	62
Pension costs	188	181	390	322
Share award expense	2,109	3,254	4,554	7,880
Other personnel expense	224	148	433	264

Total employee benefits expense	4,931	5,263	9,619	10,998

Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses

Share-based payment expenses (see Note 9) were recognized as employee benefit expenses as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2018	2017	2018	2017
	(euros in thousands)
Research and development costs	714	673	1,525	1,798
Management and administrative costs	1,343	2,376	2,852	5,782
Other expenses	52	205	177	300

	2,109	3,254	4,554	7,880